Net loss per share	12 Months Ended
Dec. 31, 2016
Net loss per share
Net loss per share

25.  Net loss per share

Basic and diluted net loss per share for each of the years presented are calculated as follows:

	For the year ended December 31,
	2014	2015	2016
	RMB	RMB	RMB

Numerator:
Net loss attributable to ordinary shareholders — basic	(12,953,998)	(9,107,940)	(3,806,790)
Net loss attributable to ordinary shareholders — diluted	(12,953,998)	(9,107,940)	(3,806,790)

Denominator:
Weighted average number of shares — basic	2,419,668,247	2,735,034,034	2,804,767,889
Weighted average number of shares — diluted	2,419,668,247	2,735,034,034	2,804,767,889

Basic net loss per share attributable to ordinary shareholders	(5.35)	(3.33)	(1.36)

Diluted net loss per share attributable to ordinary shareholders	(5.35)	(3.33)	(1.36)

Generally, basic net loss per share is computed using the weighted average number of ordinary shares outstanding during the period. Diluted net loss per share is computed using the weighted average number of ordinary shares and dilutive potential ordinary shares outstanding during the period.

As a result of the modification of the Series A, A-1 and B Preferred Shares on September 21, 2010, the Series A, A-1 and B Preferred Shares were classified as separate classes of permanent equity securities with no senior or prior rights to ordinary shares, except for the dividend rights. Accordingly for the year ended December 31 2014, the “two-class” method was required to be used for the calculation of net loss per share. Since the Company did not declare any dividends for the year ended December 31 2014, the net loss per share attributable to each class would be the same under the “two-class” method for the year ended December 31 2014. As such, the three classes of shares have been presented on a combined basis in the Consolidated Statements of Operations and Comprehensive Loss and in the above computation of net loss per share.

Diluted net loss per share is computed using the weighted average number of ordinary shares, Series A, A-1 and B Preferred Shares and dilutive potential ordinary shares outstanding during the respective year. The potentially dilutive ordinary shares that were not included in the calculation of diluted net loss per share in the periods presented where their inclusion would be anti-dilutive include non-vested ordinary shares, RSUs and options to purchase ordinary shares of 63,453,677, 81,737,438 and 117,014,016 for the years ended December 31, 2014, 2015 and 2016 on a weighted average basis, respectively. For the year ended December 31 2014, the assumed conversion of the Series C Preferred Shares was anti-dilutive and excluded from the calculation of diluted net loss per share. For the year ended December 31, 2016, as JD Finance was in a loss position, the effect of redemption feature of JD Finance Preferred Shares was anti-dilutive and excluded from the calculation of diluted net loss per share.